Share Capital and Share Premium (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		2 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended
	Jan. 13, 2021	Feb. 12, 2021	Jan. 27, 2021	Mar. 02, 2021	Jun. 25, 2021	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Voting Rights							Holders of the Company’s common shares and Class B shares have equivalent economic rights, but holders of Company’s common shares are entitled to one vote per share and holders of the Company’s Class B shares are entitled to twenty votes per share. Each holder of Class B shares may convert, at its option, any or all of the Class B shares held by such holder into an equal number of common shares.
Share premium						$ 284,383	$ 284,383		$ 195,102
Proceeds from issuing shares							$ 89,580	$ 24,207
Pre-funded warrants [member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares	$ 0.004
Issuance of common stock due to exercise of warrants	130,000
Class A Warrants [member]
Disclosure of classes of share capital [line items]
Issuance of common stock due to exercise of warrants							5,550
Number of shares called by warrants						388,700	388,700
Number of outstanding warrants						388,700	388,700
PP Warrants [member]
Disclosure of classes of share capital [line items]
Number of shares called by warrants						1,291,833	1,291,833
Number of outstanding warrants						1,291,833	1,291,833
Institutional investors [member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding		3,850,000	2,155,000		8,900,000
Par value per share | $ / shares		$ 0.004	$ 0.004		$ 0.004
Proceeds from issuing shares		$ 27,891	$ 15,108		$ 46,581
Share issue related cost		$ 152	$ 120		$ 129
Institutional investors [member] | Pre-funded warrants [member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares		$ 0.004	$ 0.004		$ 0.004
Number of shares called by warrants		950,000	445,000		1,100,000	550,000	550,000
Proceeds from issuing shares		$ 10	$ 5			$ 5
Institutional investors [member] | Pre-funded warrants [member] | Subsequent pre-funded warrants [member]
Disclosure of classes of share capital [line items]
Number of shares called by warrants						550,000	550,000
Institutional investors [member] | January 2021 Warrants [member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares			$ 0.004
Number of shares called by warrants			1,950,000
Exercise price of outstanding share options			$ 6.25
Institutional investors [member] | February 2021 Warrants [member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares		$ 0.004
Number of shares called by warrants		4,800,000
Exercise price of outstanding share options		$ 6.25
Institutional investors [member] | June 2021 Warrants [member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares					$ 0.004
Number of shares called by warrants					10,000,000
Exercise price of outstanding share options					$ 5.00
Preference shares [member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares						$ 0.001	$ 0.001		$ 0.001
Number of shares outstanding						10,300	10,300
Preference shares [member] | Goldenmare Limited [member]
Disclosure of classes of share capital [line items]
Voting Rights							As of June 30, 2021, Goldenmare Limited owns 10,300 of the Company’s Series B preferred shares. Each Series B preferred share has 25,000 votes, provided that no holder of Series B preferred shares may exercise voting rights pursuant to Series B preferred shares that would result in the aggregate voting power of the beneficial owner of any such holder of Series B preferred shares, together with its affiliates, exceeding 49.99% of the total number of votes eligible to be cast on any matter submitted to a vote of shareholders.
Increase (decrease) in number of shares outstanding				10,000
Par value per share | $ / shares				$ 0.001
Issuance of preferred shares				$ 130
Class B Common Shares [member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares						$ 0.001	$ 0.001		$ 0.001
Number of shares outstanding						0	0